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[MORGAN STANLEY GRAPHIC OMITTED]                                 January 2, 2004
                                                                 Supplement


                        SUPPLEMENT DATED JANUARY 2, 2004

                              TO THE PROSPECTUS OF

                     MORGAN STANLEY FINANCIAL SERVICES TRUST

                               Dated July 30, 2003



The second paragraph of the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:

         The Fund is managed within the Sector Research Team. Alison E. Williams, an Executive Director of the Investment Manager, is a current member of the team.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




                                                                       36000SPT